Repurchases and Issuance of Units	12 Months Ended
Dec. 31, 2024
Repurchases And Issuance Of Units
Repurchases and Issuance of Units

NOTE 13 – REPURCHASES AND ISSUANCE OF UNITS

In July 2022, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $100,000 of the Company’s common units. Common unit repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program will be determined by Navios Partners’ management based upon market conditions and financial and other considerations, including working capital and planned or anticipated growth opportunities. The program does not require any minimum repurchase or any specific number of common units and may be suspended or reinstated at any time in the Company’s discretion and without notice. The Board of Directors will review the program periodically. As of December 31, 2024, the Company had repurchased 489,955 common units, for a total cost of approximately $25,000. As of March 20, 2025, the Company had repurchased 696,945 common units, for a total cost of approximately $33,825.

In December 2019, Navios Partners authorized the granting of 4,000 restricted common units, which were issued on December 18, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The effect of compensation expense arising from the restricted common units described above amounted to $0, $4, and $10 for the years ended December 31, 2024, 2023 and 2022, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during the years ended December 31, 2024, 2023 and 2022.

In February 2019, Navios Partners authorized the granting of 25,396 restricted common units, which were issued on February 1, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The fair value of restricted common units was determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Navios Partners also issued 518 general partnership units to its general partner for net proceeds of $8. The effect of compensation expense arising from the restricted common units described above for the years ended December 31, 2024, 2023 and 2022, amounted to $0, $0, and $23, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of

Operations. There were no restricted common units exercised, forfeited or expired during the years ended December 31, 2024 and 2023. During the year ended December 31, 2022, the Company forfeited 12,699 unvested restricted common units and cancelled 259 general partnership units.

In December 2018, Navios Partners authorized the granting of 97,633 restricted common units, which were issued on December 24, 2018, to its directors and officers, which are based solely on service conditions and vest over four years. Navios Partners also issued 1,993 general partnership units to its general partner for net proceeds of $27. The effect of compensation expense arising from the restricted common units described above amounted to $0, $0, and $79 for the years ended December 31, 2024, 2023 and 2022 respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2024, 2023 and 2022.

In December 2018, Navios Acquisition authorized and issued in the aggregate 129,269 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years. The fair value of restricted common units was determined by reference to the quoted stock price on the date of grant or the date that the grants were exchanged upon completion of the merger with Navios Acquisition. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Upon the completion of the merger with Navios Acquisition, the unvested restricted common units were 8,116 after exchange on a 1 to 0.1275 basis. The effect of compensation expense arising from the restricted common units described above amounted to $0, $0 and $42 for the years ended December 31, 2024, 2023 and 2022, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2024, 2023 and 2022.

As of each of December 31, 2024 and 2023, there were no restricted common units outstanding that remained unvested.

Common unitholders have limited voting rights and the Company’s partnership agreement restricts the voting rights of common unitholders owning more than 4.9% of the Company’s common units.